BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATION

NOTE 35 – BUSINESS COMBINATION

On May 22, 2020, BAC Holding International Corp. (BAC Holding) (before, Leasing Bogotá S.A. Panamá), a subsidiary of Banco de Bogotá, acquired Multi Financial Group Inc. (MFG). The acquired Group was comprised mainly of Multibank Inc. and subsidiaries. MFG provides a wide variety of financial services, mainly corporate banking, investment, mortgage and consumer banking, as well as insurance, securities brokerage, factoring, leasing and real estate services. The purchase price was Ps. 1,613,408 (US$433.8 million) paid in cash on May 22, 2020, for thus acquiring 96.6% of the ordinary and outstanding shares. Non-controlling interest recognized for Ps. 465,902 (US$125 million) includes Ps. 409,070 (US$110 million) in preferred shares that were not included in the share purchase agreement.

In September 2020, BAC Holding received a refund for an amount of Ps. 6,334 (US$ 1.6 million) as an adjustment to the price paid which had included items that should not have been included in the transaction. The final adjusted purchase price is Ps. 1,607,074 (US$432.2 million).

MFG’s consolidated results have been recognized in Grupo Aval´s consolidated financial statements from the date BAC Holding obtained control. The acquisition was mainly carried out in order to increase BAC Holding´s operation through future business potential, strengthening the leadership position in Panamá, the synergies and economies of scale expected from operations and of MFG with this transaction being complementary to the lines of business in which the BAC Holding already participates in Panamá. The goodwill has been allocated to MFG as a single operating segment. The recognized goodwill is not deductible for tax purposes.

For the period between the acquisition date and December 31, 2020, MFG contributed revenues of Ps. 684,682 (US$197.4 million) and profits of Ps. 23,239 (US$6.7 million) to the Group´s consolidates results. If the acquisition had occurred on January 1, 2020, the Grupo Aval estimates that consolidated revenues would have been Ps. 38,949,821 (US$11,215 million), and consolidated net income for the year ended December 31, 2020 would have been Ps. 4,486,044 (US$1,298 million). In determining these amounts, Grupo Aval has assumed that the determined fair value adjustments that arose at the acquisition date would have been the same had the acquisition occurred on 1 January 2020.

The Company incurred costs related to the acquisition of Ps. 2,701 (US$0.78 million) for legal fees, valuation fees and due diligence costs. These costs have been included under "administrative costs". The following table summarizes the cash consideration paid for the acquisition of MFG and the amounts of assets acquired and liabilities assumed, at fair value, at the acquisition date:

		Fair value in (US$)		Equivalent to millions of Colombian pesos

Purchase price		432,210,992		1,607,074
Assets acquired and liabilities assumed
Assets
Cash and cash equivalents	US$	71,778,007	Ps.	266,929
Investments		993,293,255		3,693,879
Loans		3,526,006,837		13,109,218
Other accounts receivable		74,035,237		274,552
Non-current assets held for sale		20,213,844		77,480
Properties and equipment		78,958,681		293,014
Right-of-use-assets		24,903,282		90,492
Investment properties		2,757,600		10,164
Income tax assets		42,727,694		157,878
Intangible assets		47,407,001		174,317
Other Assets		10,601,714		39,522
Total Assets Acquired	US$	4,892,683,153	Ps.	18,187,445

Liabilities
Hedging derivative liabilities		8,674,437		32,259
Customer deposits		2,895,302,230		10,759,192
Financial obligations		872,181,178		3,241,753
Bonds issued		510,989,080		1,901,655
Suppliers and services payable		64,925,605		241,447
Provisions		1,030,579		3,832
Employee benefits		2,049,540		7,622
Income tax liabilities		16,463,825		61,226
Total Liabilities Assumed	US$	4,371,616,474	Ps.	16,248,984
Non-controlling interests	US$	125,282,341	Ps.	465,902

Identifiable assets acquired and liabilities assumed in Multi Financial Group	US$	395,784,338	Ps.	1,472,559

Goodwill	US$	36,426,654	Ps.	134,515

Grupo Aval has completed the evaluation and allocation of the purchase price based on the acquisition accounting method. Grupo Aval identified that intangible assets correspond mainly to Relationship with Depositors, Relationships with Clients, Brands and Trade Names.